Income taxes - Schedule of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in Valuation Allowance [Roll Forward]
Valuation allowance at beginning of period	$ 55,956	$ 70,812	$ 119,961
Increase of allowance included in income tax expense	5,811	21,396	2,035
Decrease of allowance included in income tax expense	(14,259)	(36,252)	(51,184)
Net decrease in valuation allowance	(8,448)	(14,856)	(49,149)
Valuation allowance at end of period	$ 47,508	$ 55,956	$ 70,812